UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2005

Date of reporting period: September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO

September 30, 2005 (Unaudited)

Shares	Security	Value
COMMON STOCK – (99.05%)

AUTOMOBILES & COMPONENTS – (0.86%)
119,300	Harley-Davidson, Inc.	$5,778,892
AUTOMOTIVE RETAIL – (0.65%)
52,100	AutoZone, Inc.*	4,337,325
CAPITAL GOODS – (3.75%)
905,958	Tyco International Ltd.	25,230,930
CAPITAL MARKETS – (0.83%)
77,600	Morgan Stanley	4,185,744
28,100	State Street Corp.	1,374,652
		5,560,396
COMMERCIAL BANKS – (7.04%)
144,000	Fifth Third Bancorp	5,286,960
1,269,371	HSBC Holdings PLC	20,530,854
161,700	Lloyds TSB Group PLC, ADR	5,373,291
275,900	Wells Fargo & Co.	16,159,463
		47,350,568
COMMERCIAL SERVICES & SUPPLIES – (0.92%)
94,400	D&B Corp.*	6,218,128
CONSUMER DURABLES & APPAREL – (0.18%)
24,800	Hunter Douglas NV	1,180,908
CONSUMER FINANCE – (6.40%)
649,600	American Express Co.	37,313,024
73,100	Takefuji Corp.	5,698,864
		43,011,888
CONSUMER SERVICES – (1.45%)
406,000	H&R Block, Inc.	9,735,880
DIVERSIFIED FINANCIAL SERVICES – (7.89%)
402,833	Citigroup Inc.	18,336,958
682,648	JPMorgan Chase & Co.	23,162,247
172,200	Moody’s Corp.	8,795,976
57,800	Principal Financial Group, Inc.	2,737,986
		53,033,167
ENERGY – (11.58%)
303,742	ConocoPhillips	21,234,603
273,400	Devon Energy Corp.	18,766,176
225,700	EOG Resources, Inc.	16,904,930
182,800	Occidental Petroleum Corp.	15,616,604
87,300	Transocean Inc.*	5,352,363
		77,874,676

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO – (Continued)

September 30, 2005 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

FOOD & STAPLES RETAILING – (4.74%)
566,100	Costco Wholesale Corp.	$24,367,775
171,600	Wal-Mart Stores, Inc.	7,519,512
		31,887,287
FOOD, BEVERAGE, & TOBACCO – (8.18%)
464,100	Altria Group, Inc.	34,208,811
148,000	Diageo PLC, ADR	8,585,480
210,940	Heineken Holding NV	6,218,799
106,500	Hershey Co.	5,997,015
		55,010,105
HEALTH CARE EQUIPMENT & SERVICES – (3.39%)
127,200	Cardinal Health, Inc.	8,069,568
128,200	Caremark Rx, Inc.*	6,401,026
173,300	HCA Inc.	8,304,536
		22,775,130
HOUSEHOLD & PERSONAL PRODUCTS – (0.78%)
193,500	Avon Products, Inc.	5,224,500
INSURANCE BROKERS – (1.63%)
174,100	Aon Corp.	5,585,128
177,500	Marsh & McLennan Cos, Inc.	5,394,225
		10,979,353
INTERNET RETAIL – (0.39%)
58,550	Expedia, Inc.*	1,156,655
58,550	IAC/InterActiveCorp*	1,485,706
		2,642,361
LIFE & HEALTH INSURANCE – (0.20%)
35,900	Sun Life Financial Inc.	1,345,891
MATERIALS – (4.31%)
79,600	Martin Marietta Materials, Inc.	6,245,416
357,700	Sealed Air Corp.*	16,976,442
77,800	Vulcan Materials Co.	5,773,538
		28,995,396
MEDIA – (5.38%)
728,400	Comcast Corp., Special Class A*	20,996,130
40,700	Gannett Co., Inc.	2,801,381
124,700	Lagardere S.C.A.	8,849,860
23,500	NTL Inc.*	1,568,625
37,800	WPP Group PLC, ADR	1,934,226
		36,150,222

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO – (Continued)

September 30, 2005 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

MULTI-LINE INSURANCE – (6.81%)
519,337	American International Group, Inc.	$32,178,121
147,300	Loews Corp.	13,611,993
		45,790,114
PHARMACEUTICALS & BIOTECHNOLOGY – (1.25%)
95,600	Eli Lilly and Co.	5,116,512
65,000	Novartis AG, Registered	3,296,319
		8,412,831
PROPERTY & CASUALTY INSURANCE – (7.61%)
334	Berkshire Hathaway Inc., Class A*	27,388,000
42	Berkshire Hathaway Inc., Class B*	114,702
25,400	Chubb Corp.	2,274,570
1,800	Markel Corp.*	594,900
198,700	Progressive Corp. (Ohio)	20,817,799
		51,189,971
REAL ESTATE – (1.55%)
233,300	Centerpoint Properties Trust	10,451,840
REINSURANCE – (1.24%)
145,937	Transatlantic Holdings, Inc.	8,318,409
SOFTWARE & SERVICES – (2.92%)
291,400	Iron Mountain Inc.*	10,694,380
348,500	Microsoft Corp.	8,965,162
		19,659,542
TECHNOLOGY HARDWARE & EQUIPMENT – (1.94%)
153,800	Hewlett-Packard Co.	4,490,960
107,000	Lexmark International, Inc., Class A*	6,532,350
121,000	Nokia Oyj, ADR	2,046,110
		13,069,420
TELECOMMUNICATION SERVICES – (0.87%)
142,900	SK Telecom Co., Ltd., ADR	3,120,936
119,000	Telewest Global, Inc.*	2,728,670
		5,849,606
THRIFT & MORTGAGE FINANCE – (2.89%)
327,300	Golden West Financial Corp.	19,438,347
TRANSPORTATION – (1.42%)
1,186,000	China Merchants Holdings International Co., Ltd	2,644,950
1,038,000	Cosco Pacific Ltd.	2,020,510

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO – (Continued)

September 30, 2005 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (Continued)

TRANSPORTATION – (Continued)
4,100	Kuehne & Nagel International AG, Registered	$1,013,480
55,600	United Parcel Service, Inc., Class B	3,843,628
		9,522,568

Total Common Stock – (identified cost $511,218,485)	666,025,651

CONVERTIBLE BONDS – (0.22%)

TELECOMMUNICATION SERVICES – (0.22%)
$1,600,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11 (b)
	(identified cost $1,600,000)	1,473,600

SHORT TERM INVESTMENTS – (0.54%)

2,207,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 3.87%,
	10/03/05, dated 09/30/05, repurchase value of $2,207,712
	(collateralized by: U.S. Government agency obligations in a pooled cash
	account, total market value $2,251,140)	2,207,000
1,426,000	UBS Financial Services Inc. Joint Repurchase Agreement, 3.87%,
	10/03/05, dated 09/30/05, repurchase value of $1,426,460
	(collateralized by: U.S. Government agency obligations in a pooled cash
	account, total market value $1,454,520)	1,426,000

Total Short Term Investments – (identified cost $3,633,000)	3,633,000

Total Investments – (99.81%) – (identified cost $516,451,485) – (a)	671,132,251
Other Assets Less Liabilities – (0.19%)	1,288,653
Net Assets – (100.00%)	$672,420,904

*Non-Income Producing Security.

(a)  Aggregate cost for Federal Income Tax purposes is $517,634,977. At September 30, 2005 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$164,013,748
Unrealized depreciation	(10,516,474)
Net unrealized appreciation	$153,497,274

(b) Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities in Davis Value Portfolio was $1,473,600, or 0.22% of the Fund’s net assets as of September 30, 2005.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS FINANCIAL PORTFOLIO

September 30, 2005 (Unaudited)

Shares	Security	Value
COMMON STOCK – (92.95%)

CAPITAL GOODS – (4.78%)
190,000	Tyco International Ltd.	$5,291,500
COMMERCIAL BANKS – (9.20%)
160,100	Commerce Bancorp, Inc.	4,913,469
90,200	Wells Fargo & Co.	5,283,014
		10,196,483
COMMERCIAL SERVICES & SUPPLIES – (2.62%)
44,000	D&B Corp.*	2,898,280
CONSUMER FINANCE – (13.37%)
222,800	American Express Co.	12,797,632
79,500	First Marblehead Corp.	2,019,300
		14,816,932
CONSUMER SERVICES – (2.41%)
111,200	H&R Block, Inc.	2,666,576
DIVERSIFIED FINANCIAL SERVICES – (9.88%)
12,900	Citigroup Inc.	587,208
106,748	JPMorgan Chase & Co.	3,621,960
132,000	Moody’s Corp.	6,742,560
		10,951,728
FOOD, BEVERAGE, & TOBACCO – (3.11%)
46,800	Altria Group, Inc.	3,449,628
LIFE & HEALTH INSURANCE – (0.78%)
28,100	China Life Insurance Co., Ltd., ADR*	867,166
MATERIALS – (1.85%)
43,200	Sealed Air Corp.*	2,050,272
MULTI-LINE INSURANCE – (10.77%)
100,387	American International Group, Inc.	6,219,979
61,800	Loews Corp.	5,710,938
		11,930,917
PROPERTY & CASUALTY INSURANCE – (17.62%)
7	Berkshire Hathaway Inc., Class A*	574,000
1,805	Berkshire Hathaway Inc., Class B*	4,929,455
94,319	Cincinnati Financial Corp.	3,951,494
46,100	FPIC Insurance Group, Inc.*	1,657,525
11,800	Markel Corp.*	3,899,900
43,100	Progressive Corp. (Ohio)	4,515,587
		19,527,961

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS FINANCIAL PORTFOLIO – (Continued)

September 30, 2005 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (Continued)

REINSURANCE – (11.71%)
31,500	Everest Re Group, Ltd.	$3,083,850
173,437	Transatlantic Holdings, Inc.	9,885,909
		12,969,759
THRIFT & MORTGAGE FINANCE – (4.85%)
90,400	Golden West Financial Corp.	5,368,856

Total Common Stock – (identified cost $82,764,927)	102,986,058

SHORT TERM INVESTMENTS – (6.97%)

$4,694,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 3.87%,
	10/03/05, dated 09/30/05, repurchase value of $4,695,514
	(collateralized by: U.S. Government agency obligations in a pooled cash
	Account, total market value $4,787,880)	4,694,000
3,032,000	UBS Financial Services Inc. Joint Repurchase Agreement, 3.87%,
	10/03/05, dated 09/30/05, repurchase value of $3,032,978
	(collateralized by: U.S. Government agency obligations in a pooled cash
	Account, total market value $3,092,640)	3,032,000

Total Short Term Investments – (identified cost $7,726,000)	7,726,000

Total Investments – (99.92%) – (identified cost $90,490,927) – (a)	110,712,058
Other Assets Less Liabilities – (0.08%)	93,452
Net Assets – (100.00%)	$110,805,510

*Non-Income Producing Security.

(a)   Aggregate cost for Federal Income Tax purposes is $90,816,198. At September 30, 2005 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$20,841,949
Unrealized depreciation	(946,089)
Net unrealized appreciation	$19,895,860

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS REAL ESTATE PORTFOLIO

September 30, 2005 (Unaudited)

Shares	Security	Value
COMMON STOCK – (94.98%)

APARTMENTS (REITS) – (11.54%)
51,500	American Campus Communities, Inc.	$1,237,030
32,700	Archstone-Smith Trust	1,303,749
21,700	Camden Property Trust	1,209,775
22,900	Essex Property Trust, Inc.	2,061,000
76,400	United Dominion Realty Trust, Inc.	1,810,680
		7,622,234
DIVERSIFIED (REITS) – (13.05%)
59,700	Capital Automotive REIT	2,310,688
66,600	Cousins Properties, Inc.	2,012,652
51,800	Duke Realty Corp.	1,754,984
29,331	Vornado Realty Trust.	2,540,651
		8,618,975
HEALTH CARE (REITS) – (1.91%)
39,200	Ventas, Inc.	1,262,240
MORTGAGE (REITS) – (1.46%)
40,100	Gramercy Capital Corp.	960,796
OFFICE PROPERTY (REITS) – (26.03%)
28,700	Alexandria Real Estate Equities, Inc.	2,373,203
41,100	Arden Realty, Inc.	1,692,087
25,800	Boston Properties, Inc.	1,829,220
59,600	Brandywine Realty Trust	1,852,964
47,000	CarrAmerica Realty Corp.	1,689,650
43,000	Columbia Equity Trust Inc.	627,800
62,400	Corporate Office Properties Trust	2,180,880
39,000	Kilroy Realty Corp.	2,185,170
40,370	SL Green Realty Corp.	2,752,427
		17,183,401
REAL ESTATE OPERATIONS/DEVELOPMENT – (7.95%)
133,500	Brixton PLC	918,911
15,200	Derwent Valley Holdings PLC	350,135
67,400	Forest City Enterprises, Inc., Class A	2,567,940
18,300	Hammerson PLC	300,665
46,000	Liberty International PLC.	807,291
32,000	Slough Estates PLC	300,551
		5,245,493
REGIONAL MALLS (REITS) – (8.80%)
55,442	General Growth Properties, Inc.	2,491,009
24,600	Mills Corp.	1,354,968

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS REAL ESTATE PORTFOLIO – (Continued)

September 30, 2005 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

REGIONAL MALLS (REITS) – (Continued)
14,100	Pennsylvania REIT	$594,738
18,500	Simon Property Group, Inc.	1,371,220
		5,811,935
SHOPPING CENTERS (REITS) – (11.94%)
48,625	Developers Diversified Realty Corp.	2,270,788
62,800	Kimco Realty Corp.	1,973,176
26,700	Pan Pacific Retail Properties, Inc.	1,759,530
32,700	Regency Centers Corp.	1,878,615
		7,882,109
TRANSPORTATION – (0.12%)
1,800	Florida East Coast Industries, Inc.	81,522
WAREHOUSE & INDUSTRIAL (REITS) – (12.18%)
29,200	AMB Property Corp.	1,311,080
93,500	Centerpoint Properties Trust	4,188,800
57,400	ProLogis	2,543,394
		8,043,274

Total Common Stock – (identified cost $44,870,987)	62,711,979

PREFERRED STOCK – (0.21%)

APARTMENTS (REITS) – (0.21%)
2,000	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd.	84,750
1,600	Equity Residential, 8.60%, Series D, Cum. Pfd.	42,800
400	Equity Residential, 9.125%, Series C, Cum. Pfd.	10,338

	Total Preferred Stock – (identified cost $113,921)	137,888

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS REAL ESTATE PORTFOLIO – (Continued)

September 30, 2005 (Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS – (4.09%)

$1,642,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 3.87%,
	10/03/05, dated 09/30/05, repurchase value of $1,642,530
	(collateralized by: U.S. Government agency obligations in a pooled cash
	account, total market value $1,674,840)	$1,642,000
1,060,000	UBS Financial Services Inc. Joint Repurchase Agreement, 3.87%,
	10/03/05, dated 09/30/05, repurchase value of $1,060,342
	(collateralized by: U.S. Government agency obligations in a pooled cash
	account, total market value $1,081,200)	1,060,000

Total Short Term Investments – (identified cost $2,702,000)	2,702,000

Total Investments – (99.28%) – (identified cost $47,686,908) – (a)	65,551,867
Other Assets Less Liabilities – (0.72%)	477,011
Net Assets – (100%)	$66,028,878

*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $47,690,742. At September 30, 2005 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$17,972,819
Unrealized depreciation	(111,694)
Net unrealized appreciation	$17,861,125

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: November 29, 2005

By /s/ Douglas A. Haines

Douglas A. Haines

Principal Financial officer

Date: November 29, 2005